Consolidated statements of operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Total revenues	$ 183,725,820	$ 97,019,878	$ 17,362,669
Expenses
Voyage expenses	60,276,962	32,604,893	3,366,223
Voyage expenses – related party	2,253,979	1,202,449	218,192
Vessels' operating expenses	25,295,851	16,227,636	7,346,527
Vessels' operating expenses – related party	346,583	165,500	86,500
Dry-docking costs	6,551,534	1,890,247	14,380
Management fees – related party	1,606,440	1,045,640	527,425
General and administrative expenses (including $311,676, $296,274 and $400,072 to related party)	4,934,468	1,773,590	614,786
Depreciation	15,629,116	12,290,463	8,674,663
Impairment loss	8,996,023	0	0
Net gain on sale of vessel – related party	(8,182,777)	0	0
Total expenses	117,708,179	67,200,418	20,848,696
(Loss)/Income from operations	66,017,641	29,819,460	(3,486,027)
Other (expenses) / income
Interest and finance costs	(1,821,908)	(1,610,145)	(145,013)
Interest income	4,470,396	1,290,059	980
Interest income-related party	1,363,360	0	0
Dividend income from related party	404,167	0	0
Foreign exchange (loss)/gain	700,346	11,554	(9,919)
Other (expenses)/income, net	5,116,361	(308,532)	(153,952)
Net (loss)/income	$ 71,134,002	$ 29,510,928	$ (3,639,979)
(Loss)/Earnings per share attributable to common shareholders — basic	$ 3.22	$ 2.89	$ (11.87)
(Loss)/Earnings per share attributable to common shareholders — diluted	$ 2.93	$ 2.89	$ (11.87)
Weighted average number of shares, basic	18,601,539	8,559,000	318,351
Weighted average number of shares, diluted	22,933,671	8,593,575	318,351